Quarterly Holdings Report
for

Fidelity Freedom® 2020 Fund

June 30, 2020

F20-QTLY-0820
1.818361.115

Schedule of Investments June 30, 2020 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Obligations - 0.1%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 0.11% to 0.17% 8/13/20 to 9/10/20 (a)
(Cost $25,683,435)	25,690,000	25,683,843
	Shares	Value

Domestic Equity Funds - 29.3%
Fidelity Series All-Sector Equity Fund (b)	26,977,863	$260,875,939
Fidelity Series Blue Chip Growth Fund (b)	28,740,540	515,317,877
Fidelity Series Commodity Strategy Fund (b)	157,769,117	605,833,411
Fidelity Series Growth Company Fund (b)	50,862,721	1,130,169,661
Fidelity Series Intrinsic Opportunities Fund (b)	70,808,538	1,061,419,981
Fidelity Series Large Cap Stock Fund (b)	66,329,852	933,261,015
Fidelity Series Large Cap Value Index Fund (b)	27,134,752	298,210,923
Fidelity Series Opportunistic Insights Fund (b)	28,354,225	546,102,365
Fidelity Series Small Cap Discovery Fund (b)	11,387,844	112,170,261
Fidelity Series Small Cap Opportunities Fund (b)	30,052,670	367,544,153
Fidelity Series Stock Selector Large Cap Value Fund (b)	71,084,983	739,283,823
Fidelity Series Value Discovery Fund (b)	47,761,207	558,806,124
TOTAL DOMESTIC EQUITY FUNDS
(Cost $5,554,421,869)		7,128,995,533

International Equity Funds - 25.3%
Fidelity Series Canada Fund (b)	33,353,584	318,193,188
Fidelity Series Emerging Markets Fund (b)	30,076,265	257,152,061
Fidelity Series Emerging Markets Opportunities Fund (b)	122,337,259	2,345,205,246
Fidelity Series International Growth Fund (b)	57,487,266	985,331,733
Fidelity Series International Small Cap Fund (b)	17,922,832	286,406,862
Fidelity Series International Value Fund (b)	117,183,330	985,511,807
Fidelity Series Overseas Fund (b)	95,123,988	981,679,561
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $5,284,134,539)		6,159,480,458

Bond Funds - 36.7%
Fidelity Series Emerging Markets Debt Fund (b)	17,071,716	153,133,288
Fidelity Series Floating Rate High Income Fund (b)	3,347,489	28,855,353
Fidelity Series High Income Fund (b)	18,831,185	166,279,368
Fidelity Series Inflation-Protected Bond Index Fund (b)	161,937,364	1,692,245,457
Fidelity Series International Credit Fund (b)	1,993,276	20,411,144
Fidelity Series Investment Grade Bond Fund (b)	514,338,107	6,238,921,236
Fidelity Series Long-Term Treasury Bond Index Fund (b)	53,048,746	551,176,474
Fidelity Series Real Estate Income Fund (b)	10,589,312	102,292,750
TOTAL BOND FUNDS
(Cost $8,362,455,449)		8,953,315,070

Short-Term Funds - 8.6%
Fidelity Cash Central Fund 0.12% (c)	39,394,288	39,402,167
Fidelity Series Government Money Market Fund 0.25% (b)(d)	1,631,413,915	1,631,413,915
Fidelity Series Short-Term Credit Fund (b)	42,484,056	434,187,049
TOTAL SHORT-TERM FUNDS
(Cost $2,095,003,537)		2,105,003,131
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $21,321,698,829)		24,372,478,035
NET OTHER ASSETS (LIABILITIES) - 0.0%		(3,260,369)
NET ASSETS - 100%		$24,369,217,666

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	249	Sept. 2020	$22,141,080	$260,210	$260,210
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	196	Sept. 2020	9,659,860	(7,397)	(7,397)
Sold
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	1,181	Sept. 2020	182,476,310	(4,895,715)	(4,895,715)
TOTAL FUTURES CONTRACTS					$(4,642,902)

The notional amount of futures purchased as a percentage of Net Assets is 0.1%

The notional amount of futures sold as a percentage of Net Assets is 0.7%

Legend

 (a) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $17,210,934.

 (b) Affiliated Fund

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$22,043
Total	$22,043

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series All-Sector Equity Fund	$222,157,681	$1,468	$12,195,911	$--	$(792,724)	$51,705,425	$260,875,939
Fidelity Series Blue Chip Growth Fund	401,275,081	2,608	36,337,812	--	12,674,710	137,703,290	515,317,877
Fidelity Series Canada Fund	248,557,602	32,145,028	3,508,962	--	(704,818)	41,704,338	318,193,188
Fidelity Series Commodity Strategy Fund	750,476,816	1,050,187	175,058,676	--	(66,868,904)	96,233,988	605,833,411
Fidelity Series Emerging Markets Debt Fund	141,311,043	2,102,071	5,975,113	2,101,123	(267,648)	15,962,935	153,133,288
Fidelity Series Emerging Markets Fund	167,501,987	56,735,635	7,029,111	--	407,713	39,535,837	257,152,061
Fidelity Series Emerging Markets Opportunities Fund	1,611,797,769	428,472,245	101,382,434	--	2,134,876	404,182,790	2,345,205,246
Fidelity Series Floating Rate High Income Fund	27,965,717	341,840	1,445,590	341,611	(221,860)	2,215,246	28,855,353
Fidelity Series Government Money Market Fund 0.25%	2,093,461,675	134,654,012	596,701,772	1,400,416	--	--	1,631,413,915
Fidelity Series Growth Company Fund	832,687,196	5,476	41,941,209	--	20,189,091	319,229,107	1,130,169,661
Fidelity Series High Income Fund	159,771,045	2,400,737	7,227,965	2,399,584	(447,784)	11,783,335	166,279,368
Fidelity Series Inflation-Protected Bond Index Fund	1,621,478,041	125,038,597	112,971,530	904,887	1,398,612	57,301,737	1,692,245,457
Fidelity Series International Credit Fund	18,914,504	140,474	--	140,474	--	1,240,103	20,411,144
Fidelity Series International Growth Fund	1,133,838,427	6,328	333,387,163	--	109,360,256	75,513,885	985,331,733
Fidelity Series International Small Cap Fund	263,405,367	1,752	26,422,459	--	3,218,867	46,203,335	286,406,862
Fidelity Series International Value Fund	968,459,791	20,550,258	166,100,538	--	(28,853,751)	191,456,047	985,511,807
Fidelity Series Intrinsic Opportunities Fund	946,427,431	6,160	50,949,063	--	(1,070,783)	167,006,236	1,061,419,981
Fidelity Series Investment Grade Bond Fund	5,933,297,925	388,271,377	384,346,616	42,016,059	1,381,265	300,317,285	6,238,921,236
Fidelity Series Large Cap Stock Fund	799,693,788	22,431,576	29,608,655	--	2,304,761	138,439,545	933,261,015
Fidelity Series Large Cap Value Index Fund	219,571,867	63,916,370	10,468,768	--	(735,161)	25,926,615	298,210,923
Fidelity Series Long-Term Treasury Bond Index Fund	584,777,693	61,090,673	80,956,104	11,887,280	13,849,596	(27,585,384)	551,176,474
Fidelity Series Opportunistic Insights Fund	451,089,896	2,921	19,294,418	--	8,388,712	105,915,254	546,102,365
Fidelity Series Overseas Fund	938,368,150	30,805,472	167,503,794	--	(19,928,801)	199,938,534	981,679,561
Fidelity Series Real Estate Income Fund	92,134,606	1,406,220	4,530,349	1,404,673	(582,839)	13,865,112	102,292,750
Fidelity Series Short-Term Credit Fund	419,604,884	2,510,957	2,319,078	2,509,463	(6,637)	14,396,923	434,187,049
Fidelity Series Small Cap Discovery Fund	89,019,997	310,522	4,562,148	309,668	(721,164)	28,123,054	112,170,261
Fidelity Series Small Cap Opportunities Fund	311,295,228	6,995,164	14,552,119	--	217,002	63,588,878	367,544,153
Fidelity Series Stock Selector Large Cap Value Fund	585,596,818	94,752,355	27,788,517	--	(29,180)	86,752,347	739,283,823
Fidelity Series Value Discovery Fund	436,835,697	67,404,525	17,165,579	--	117,014	71,614,467	558,806,124
	$22,470,773,722	$1,543,553,008	$2,441,731,453	$65,415,238	$54,410,421	$2,680,270,264	$24,307,392,025

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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